Financing transactions of certain subsidiaries	12 Months Ended
Dec. 31, 2023
Financing transactions of certain subsidiaries
Financing transactions of certain subsidiaries

4. Financing transactions of certain subsidiaries

Chengxin

In March 2021, Chengxin, as the Group’s subsidiary, entered into a series of agreements (“Chengxin Agreements”) with external investors and the Group. Pursuant to Chengxin Agreements, Chengxin issued Preferred Shares to external investors and certain senior management of the Group and Chengxin also issued a zero-coupon seven-year convertible note due 2028 (“Convertible Note”) to the Group. Upon the completion of the transaction, the Group no longer held the controlling financial interest in Chengxin. Accordingly, Chengxin was deconsolidated from the Group after March 30, 2021 and a gain of RMB9,058,144 was recognized in the investment income (loss), net in the consolidated statement of comprehensive loss for the year ended December 31, 2021.

Given the Group had the ability to exercise significant influence over Chengxin, the Group elected to apply the FVO to the Group’s investments in ordinary shares. The Group also applies fair value accounting on the Convertible Note, thereby providing consistency of accounting treatment. The investments in ordinary shares and in Convertible Note (collectively, the “Investment in Chengxin”) are measured at fair value on a recurring basis with changes in fair value reflected in earnings.

For the year ended December 31, 2021, Chengxin experienced an adverse change in its operating and financial performance and challenges of obtaining additional financing, Chengxin revised its business plan to scale down significantly and undertake a strategic business model transition. Accordingly, the Group recognized the downward fair value changes of RMB21,259,814 in Investments in Chengxin. The fair value of the Group’s total investment in Chengxin was reduced to RMB686,124 at December 31, 2021.

Considering continuous adverse impact on Chengxin’s operating and financial performance in 2022, the shareholders of Chengxin decided not to continue to operate the community group buying business. Therefore, Chengxin’s shareholders and board resolved to distribute all of its available assets to its shareholders, in accordance with the distribution sequences outlined in Chengxin Agreements. As a shareholder of Chengxin, the Group received its share of Chengxin’s assets of RMB1,935,171 upon the completion of the distribution in July 2022. The difference of RMB1,172,541 between the distributions received and the investment balance at December 31, 2021 was recorded in investment income (loss), net in the consolidated statement of comprehensive loss in 2022.

Kargobot

In the third quarter of 2023, Guangzhou Kargobot Technology Co., Ltd. (“Kargobot”), the Group’s subsidiary engaged in autonomous trunk line freight business, entered into a series of agreements (“Kargobot Agreements”) with external investors and the Group. Pursuant to the Kargobot Agreements, Kargobot increased its registered share capital of RMB303 for a total consideration of RMB295,000 to external investors. Upon the completion of the transaction on September 28, 2023, the Group no longer held the controlling financial interests in Kargobot, therefore Kargobot was deconsolidated from the Group after September 28, 2023. Accordingly, a gain of RMB761,206 was recognized in the investment income (loss), net in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2023, measured as the difference between the fair value of the Group’s investment in Kargobot’s shares as well as other debt investments in Kargobot in the total amount of RMB786,934, and the carrying amount of net assets of Kargobot in the amount of RMB25,728 as of September 28, 2023.

The fair value of the Group investment in Kargobot’s shares upon the closing of the deconsolidation of RMB528,709 was determined by the Group with assistance of a third-party appraiser, using option-pricing model (“OPM”) and back-solve method. Refer to Note 27 - Fair value measurement for the valuation approach and key inputs for the determination of the fair value of the Group’s Investment in Kargobot. In the fourth quarter of 2023, the Group entered into a supplemental agreement with Kargobot, pursuant to which the Group’s investment in Kargobot’s shares has a substantive redemption provision. Therefore, the Group’s investment in Kargobot’s shares are not in-substance ordinary shares and the Group measured its investment in Kargobot’s shares at fair value.